PowerShares S&P 500(R) Quality Portfolio
PowerShares S&P 500® Quality Portfolio Summary Information
Investment Objective
The PowerShares S&P 500® Quality Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P 500® Quality Index* (the “Underlying Index”).

* Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Invesco PowerShares Capital Management LLC (the “Adviser”). The Fund is not sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares S&P 500(R) Quality Portfolio PowerShares S&P 500(R) Quality Portfolio
Management Fees	0.29%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.38%
Fee Waivers and Expense Assumption	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.29%
[1]	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.29% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2017, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
PowerShares S&P 500(R) Quality Portfolio | PowerShares S&P 500(R) Quality Portfolio | USD ($)	30	113	204	472

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is constructed from the constituents of the S&P 500® Index that are of the highest quality—that is, stocks of companies that seek to generate higher revenue and cash flow than their counterparts through prudent use of assets and finances.

In selecting constituent securities for the Underlying Index, the Index Provider first calculates the quality score of each security in the S&P 500® Index. The quality score of each component stock is derived by the Index Provider from each component stock’s return-on-equity, accruals ratio and financial leverage ratio. Return on equity is calculated as the company’s trailing 12-month earnings per share divided by the company’s latest book value per share. Accruals ratio is computed using the change of the company’s net operating asset over the last year divided by the company’s average net operating asset over the last two years. Financial leverage is calculated as the company’s latest total debt divided by the company’s book value. The Index Provider then selects the 100 stocks with the highest quality score for inclusion in the Underlying Index. The Index Provider weights each component stock of the Underlying Index by the total of its quality score multiplied by its market capitalization. The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments in securities of issuers in any one industry or sector (i.e., invest 25% or more of the value of its total assets) only to the extent that its Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of the Fund
The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
12.18% (3rd Quarter 2010)	(28.01)% (4th Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2015
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - PowerShares S&P 500(R) Quality Portfolio		1 Year	5 Years	10 Years	Since Inception	Inception Date
PowerShares S&P 500(R) Quality Portfolio		1.67%	13.66%	5.36%	5.16%	Dec. 06, 2005
PowerShares S&P 500(R) Quality Portfolio | Return After Taxes on Distributions		1.11%	13.22%	5.14%	4.93%	Dec. 06, 2005
PowerShares S&P 500(R) Quality Portfolio | Return After Taxes on Distributions and Sale of Fund Shares		1.39%	10.96%	4.28%	4.11%	Dec. 06, 2005
S&P 500® Quality Index (reflects no deduction for fees, expenses or taxes)	[1]	0.38%
S&P 500® High Quality Rankings Index (reflects no deduction for fees, expenses or taxes)	[2]	1.94%	14.05%
Blended-S&P 500® High Quality Rankings Index (reflects no deduction for fees, expense or taxes)	[3]	1.94%	14.05%	5.50%	5.29%	Dec. 06, 2005
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	7.14%	Dec. 06, 2005
[1]	Effective March 21, 2016, the Fund changed its underlying index from the S&P 500® High Quality Rankings Index to the S&P 500® Quality Index. Performance for the “5 and 10 Years” and “Since Inception” period for S&P 500® Quality Index are not available because that index did not commence calculation and publication until July 8, 2014. Going forward, the Fund will display blended performance comprised of the cumulative performance of the Value Line Timeliness Select Index from Fund inception through June 30, 2010, followed by the performance of the S&P 500® High Quality Rankings Index from June 30, 2010 until March 21, 2016, and the performance of the S&P 500® Quality Index thereafter.
[2]	Effective June 30, 2010, the Fund changed its underlying index from the Value Line Timeliness Select Index to the S&P 500® High Quality Rankings Index. Performance for the “10 Years” and “Since Inception” period for the S&P 500® High Quality Rankings Index is not available because that Index did not commence calculation and publication until May 17, 2010.
[3]	The data shown as “Blended-S&P 500® High Quality Rankings Index” is composed of the performance of the Value Line Timeliness Select Index from December 6, 2005, the Fund’s inception date, until June 30, 2010, followed by the performance of the S&P 500® High Quality Rankings Index from June 30, 2010 through December 31, 2015.